ORGANIZATION, PRINCIPAL ACTIVITIES, GOING CONCERN AND MANAGEMENT'S PLANS - Schedule of wholly-owned subsidiaries of the company (Details)	12 Months Ended
	Jun. 30, 2019 HKD ($)	Jun. 30, 2019 CNY (¥)	Jun. 30, 2019 USD ($)
Wins Finance Group Limited("WFG")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Full Shine Capital Resources Limited ("Full Shine")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | $	$ 1.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Jinshang International Financial Leasing Co.,Ltd("Jingshang Leasing")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | $			$ 180,000,000.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Shanxi Jinchen Agriculture Co.,Ltd ("Jinchen Agriculture")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | ¥		¥ 350,000,000.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%
Shanxi Dongsheng Finance Guarantee ("Dongsheng Guarantee")
Schedule Of Wholly Owned Subsidiaries [Line Items]
Registered capital | ¥		¥ 300,000,000.00
Ownership interest (as a percent)	100.00%	100.00%	100.00%